Segment Information - Schedule of Segment Information (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Segment Information [Line Items]
Other expenses by selling of properties		$ 529,722		[1]		[1]
Impairment of assets held for sale		166,581
Interest expense		(639,705)	(827,812)	[1],[2]	(543,321)	[1]
Interest income		22,818	45,056	[1]	28,689	[1]
Unrealized loss in valuation of DFI		156,766	(32,591)		(43,522)
Foreign exchange (loss) gain, net		(45,305)	(106,847)		(83,368)
Net revenue		14,100,758	13,009,507	[1]	11,507,549	[1]
Cost of sales		4,520,223	4,260,842	[1],[3]	3,983,571	[1],[3]
Depreciation and amortization		392,186	382,119		287,702
Income taxes		469,260	380,023	[1]	516,920	[1]
Total assets		10,453,767	11,093,711	[4]	11,332,733
Total liabilities		(9,291,119)	(9,630,872)	[4]	(10,235,453)
BWM [Member]
Schedule of Segment Information [Line Items]
Other expenses by selling of properties
Impairment of assets held for sale
Interest expense		(903,431)	(941,781)		(546,977)
Interest income		10,956	10,033		10,607
Unrealized loss in valuation of DFI		156,766	(32,591)		(43,522)
Foreign exchange (loss) gain, net		(40,792)	(110,103)		(81,212)
Net revenue		5,991,834	5,726,608		6,343,344
Cost of sales		2,569,082	2,443,229		2,576,179
Depreciation and amortization		137,496	128,450		109,055
Income taxes		236,306	140,762		367,166
Total assets		10,557,935	10,194,967		8,958,162
Total liabilities		(9,970,378)	(8,724,053)		(8,363,605)
JAFRA [Member]
Schedule of Segment Information [Line Items]
Other expenses by selling of properties		529,722
Impairment of assets held for sale		166,581
Interest expense		(34,088)	(33,581)		(11,039)
Interest income		309,676	182,573		32,777
Unrealized loss in valuation of DFI
Foreign exchange (loss) gain, net		(4,513)	3,256		(2,156)
Net revenue		8,108,924	7,282,899		5,164,205
Cost of sales		1,951,141	1,817,613		1,407,392
Depreciation and amortization		254,690	253,669		178,647
Income taxes		232,954	239,261		149,754
Total assets		8,115,089	9,350,652		8,154,942
Total liabilities		(2,404,101)	(2,920,084)		(2,592,037)
Eliminations [Member]
Schedule of Segment Information [Line Items]
Other expenses by selling of properties	[5]
Impairment of assets held for sale	[5]
Interest expense	[5]	297,814	147,550		14,695
Interest income	[5]	(297,814)	(147,550)		(14,695)
Unrealized loss in valuation of DFI	[5]
Foreign exchange (loss) gain, net	[5]
Net revenue	[5]
Cost of sales	[5]
Depreciation and amortization	[5]
Income taxes	[5]
Total assets	[5]	(8,219,257)	(8,451,908)		(5,780,371)
Total liabilities	[5]	$ 3,083,360	$ 2,013,265		$ 720,189

[1]	Details of the restatement are shown in note 2b.
[2]	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.
[3]	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.
[4]	Details of the restatement are shown in note 2b.
[5]	The column of eliminations corresponds to the transactions between the Group’s subsidiaries for the concepts of loans, interest income (expenses), expenses for corporate services, sales of fixed assets, initial investment in subsidiary, among the most important.